Committments, Contingencies and Other Matters (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future minimum annual rental payments for the above leases are approximately as follows:

Years Ended December 31,

2012 (6 months)	$157,000
2013	375,000
2014	402,000
2015	306,000
Total minimum lease payments	$1,240,000

Future minimum annual rental payments are approximately as follows: Year Ended December 31,
2012	$86,000
2013	92,000
2014	98,000
2015	105,000
Total minimum lease payments	$381,000